Consolidated Statements of Income (Unaudited) (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net Revenues - related parties	$ 97,560	$ 924,544	$ 4,858,056	$ 1,069,072